Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2019
Deferred income tax
Schedule of movements of deferred tax assets

		Accelerated
		amortization
		of intangible	Contract
	Tax losses	assets	liabilities	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2017	—	—	—	276	276
Recognized in the profit or loss	294,604	57,203	6,551	11,406	369,764
At December 31, 2017	294,604	57,203	6,551	11,682	370,040
Acquisition of subsidiary	7,857	—	—	—	7,857
Recognized in the profit or loss	(179,134)	151,505	6,593	(1,558)	(22,594)
At December 31, 2018	123,327	208,708	13,144	10,124	355,303
Acquisition of subsidiary (Note 33)	4,625	—	—	—	4,625
Recognized in the profit or loss	52,190	9,348	(5,526)	7,846	63,858
At December 31, 2019	180,142	218,056	7,618	17,970	423,786

Schedule of movements of deferred tax liabilities

		Financial assets
		at fair value
	Intangible	through profit
	assets	or loss	Total
	RMB’000	RMB’000	RMB’000
At 3January 1, 2017	—	—	—
Recognized in the profit or loss	—	—	—
At December 31, 2017	—	—	—
Acquisition of subsidiary(Note 33)	21,335	—	21,335
Recognized in the profit or loss	(2,855)	6,631	3,776
At December 31, 2018	18,480	6,631	25,111
Acquisition of subsidiary(Note 33)	24,403	—	24,403
Recognized in the profit or loss	(9,592)	(6,631)	(16,223)
At December 31, 2019	33,291	—	33,291

Schedule of offsetting of deferred tax assets and deferred tax liabilities

	As at December 31,
	2018	2019
	RMB’000	RMB’000
Deferred tax assets after offsetting	348,672	423,786
Deferred tax liabilities after offsetting	18,480	33,291